Shareholder Report, Line Graph (Details) LMF0300_BrandywineGLOBAL - Flexible Bond Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2016	Dec. 31, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 1,436,422	$ 1,395,401	$ 1,273,870	$ 1,429,110	$ 1,414,245	$ 1,229,811	$ 1,109,524	$ 1,132,934	$ 1,054,011	$ 1,000,000	$ 1,563,031
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 1,098,966	$ 1,085,396	$ 1,028,531	$ 1,182,357	$ 1,200,875	$ 1,117,024	$ 1,027,463	$ 1,027,346	$ 992,204	$ 1,000,000	$ 1,179,201